Commitment and Contingencies - Narrative (FY) (Details) - USD ($)													1 Months Ended	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 15, 2024	Mar. 04, 2024	Jan. 12, 2024	Nov. 16, 2023	Oct. 23, 2023	Oct. 18, 2023	Oct. 05, 2023	Oct. 02, 2023	Sep. 07, 2023	Feb. 27, 2023	Jul. 20, 2022	Jun. 30, 2021	Sep. 30, 2024	Sep. 30, 2024	Sep. 30, 2023	Sep. 30, 2024	Sep. 30, 2023	Dec. 31, 2023	Dec. 31, 2022
Loss Contingencies [Line Items]
Other expense														$ (165,000)	$ (93,000)	$ (203,000)	$ (492,000)	$ (748,000)	$ (4,169,000)
Percentage of equity interest sold by co-founders												100.00%
Payments to co-founders												$ 40,000,000
Additional payments owed to co-founders										$ 10,000,000		10,000,000
Minimum proceeds from sale of business and other capital raising transactions												250,000,000
Aggregate cost	$ 2,800,000	$ 4,000,000	$ 4,000,000					$ 4,000,000	$ 5,000,000	$ 10,000,000
Payments for legal settlements													$ 500,000
Consideration Due within 10 Business Days
Loss Contingencies [Line Items]
Additional payments owed to co-founders												$ 10,000,000
Threshold period												10 days
Minimum proceeds from sale of business and other capital raising transactions												$ 250,000,000
Baker Mckenzie
Loss Contingencies [Line Items]
Contingency recorded as a result of settlement													8,500,000	8,500,000		8,500,000		8,500,000
Estimated insurance recoveries													$ 4,000,000	4,000,000		4,000,000		4,000,000
Reduction in litigation settlement contingency				$ 3,500,000			$ 1,000,000											3,500,000
Other expense																			4,500,000
National Security Agreement
Loss Contingencies [Line Items]
Legal expenses														$ 200,000		$ 300,000		$ 400,000	$ 1,700,000
SAFE Note Litigation
Loss Contingencies [Line Items]
Alleged investment amount											$ 4,000,000
Common stock issued (in shares)											14,500
SAFE Note Litigation | Pending Litigation
Loss Contingencies [Line Items]
Damages sought											$ 7,600,000
Stephen J. Purcell
Loss Contingencies [Line Items]
Damages sought					$ 80,000
Founder Litigation
Loss Contingencies [Line Items]
Payments for legal settlements						$ 100,000